Related party transactions - Fair Value Gain/Loss on Convertible Bond (Details) - Archer - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Fair value gain of Archer debt component
Related Party Transaction [Line Items]
Fair value (loss) / gain	$ 1		$ 6
Fair value gain of Archer embedded conversion option
Related Party Transaction [Line Items]
Fair value (loss) / gain	$ 0		$ 0
Predecessor | Fair value gain of Archer debt component
Related Party Transaction [Line Items]
Fair value (loss) / gain		$ 2		$ 2
Predecessor | Fair value gain of Archer embedded conversion option
Related Party Transaction [Line Items]
Fair value (loss) / gain		$ 7		$ 4